Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Significant accounting judgments, estimates and assumptions
3.
Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of each reporting period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Other disclosures relating to the Group’s exposure to risks and uncertainties includes:

•
Capital management (Note 33)
•
Financial risk management objectives and policies (Note 32)
•
Sensitivity analyses disclosures (Note 12 and 32)
3.1.
Judgments

In the process of applying the Group’s accounting policies, management has made the following judgments, apart from those involving estimates, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Revenue from Contracts with Customers

The Group applied the following judgments that significantly affect the determination of the amount and timing of revenue from contracts with customers:

•
Identifying contract price and performance obligations in sales of engines

The Group provides certain warranties for both general repairs and maintenance service as part of the sales of engines. For general repairs, such warranties will be assurance-type warranty that is accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. For maintenance services, it is accounted for as a service-type warranty which are capable of being distinct and customers can benefit from the service on its own. Hence, the Group identify two separate performance obligation, one is the promise to transfer the engine and the other one is to provide maintenance services after reaching certain on-road mileage or running hours. Consequently, the Group allocate a portion of the transaction price to the engines and the maintenance services based on a combination of residual and observable price approach. Please refer to Note 6.3.

Derecognition of bills receivable

The Group sells bill receivable to banks on an ongoing basis depending on funding needs and money market conditions. The Group also endorses certain bills to suppliers for debts settlement. Chinese law governing bills allows recourse to be traced to all the parties in the discounting and endorsing process. Management assesses the credit rating of banks that issued these bills based on the credit rating given by the China regulators. For designated commercial banks with high credit rating and where Management believes that the contractual right to receive the cash from the Group has ceased, and has been transferred to the banks and suppliers, these bills are derecognized. The discount equal to the difference between the carrying value of the bill receivable and cash received from the banks is recorded in the statement of profit or loss. Please refer to Note 14.

Capitalization of development costs

Development costs are capitalized in accordance with the accounting policy in Note 2.5 (h). Capitalization of development costs requires the application of management judgment to determine, what continues to constitute development activities, when a development project move from research phase into development phase, and when should cease further capitalization of development costs. Management judgment is also required to ascertain the nature of expenses that qualify for capitalization. Please refer to Note 12.

3.
Significant accounting judgments, estimates and assumptions (cont’d)
3.2.
Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of reporting period, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the forecasts for the next five to ten years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU being tested. The Group, based on its history of operations, believes that the adoption of forecast for more than five years is reasonable. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill, development costs and trademarks recognized by the Group. The key assumptions used to determine the recoverable amount for the different CGUs and assets, including a sensitivity analysis, are disclosed and further explained in Note 12.